STOCK BASED COMPENSATION (Details)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
2016 Stock Plan [Member] | Stock Option [Member]
Expected term		5 years 9 months
Expected volatility	101.00%	91.00%
Expected dividends	0.00%	0.00%
Risk-free rates	1.68%	1.49%
Minimum [Member] | 2016 Stock Plan [Member] | Stock Option [Member]
Expected term	3 years 3 months
Maximum [Member] | 2016 Stock Plan [Member] | Stock Option [Member]
Expected term	5 years
Warrants [Member]
Expected volatility - maximum	161.00%
Expected volatility - minimum	73.00%
Expected dividends	0.00%
Risk-free rates - minimum	1.73%
Risk-free rates - maximum	2.42%
Warrants [Member] | Minimum [Member]
Expected term	1 year 7 months 2 days
Warrants [Member] | Maximum [Member]
Expected term	2 years